Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on November 19, 2012 (SEC Accession No. 0001162044-12-001156).